Note 18 - Recoverable Taxes - Recoverable Taxes (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Non-current		R$ 6,005.4	R$ 5,695.8
Current		1,981.1	1,527.9
Total		7,986.5	7,223.7
PIS COFINS exclusion of ICMS [member]
Statement Line Items [Line Items]
Non-current	[1]	5,360.0	5,183.4
Current	[1]	517.0	0.0
ICMS [member]
Statement Line Items [Line Items]
Non-current		383.6	266.5
Current		565.6	563.4
Other temporary differences [member]
Statement Line Items [Line Items]
Non-current		261.8	245.9
Current		81.4	75.5
PIS/COFINS [member]
Statement Line Items [Line Items]
Current		648.5	712.0
IPI [member]
Statement Line Items [Line Items]
Current		R$ 168.6	R$ 177.0

[1]	As detailed in Note 30 - Contingencies, the Company recognized PIS and COFINS credits arising from the exclusion of ICMS from the calculation basis. The corresponding entry for recognition is recorded in the item Recoverable PIS/COFINS - exclusion of ICMS, according to the table above.